Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Recurring [Member] - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurement [Member]
Recurring fair value measurements
Cash and cash equivalents	$ 2.9	$ 1.0	$ 12.0
Restricted cash		0.2	2.4
Derivative instruments - Asset position	0.2	2.7	6.2
Derivative instruments - Liability position	18.6	27.3
Total recurring fair value measurements	(15.5)	(23.4)	20.6
Fair Value Measurement [Member] | Level 1 [Member]
Recurring fair value measurements
Cash and cash equivalents	2.9	1.0	12.0
Restricted cash		0.2	2.4
Derivative instruments - Asset position	0.0	0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	2.9	1.2	14.4
Fair Value Measurement [Member] | Significant Other Observable Inputs (Level 2) [Member]
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash		0.0	0.0
Derivative instruments - Asset position	0.2	2.7	6.2
Derivative instruments - Liability position	18.6	27.3
Total recurring fair value measurements	(18.4)	(24.6)	6.2
Fair Value Measurement [Member] | Level 3 [Member]
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash		0.0	0.0
Derivative instruments - Asset position	0.0	0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Total Gains (Losses) [Member]
Recurring fair value measurements
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash		0.0	0.0
Derivative instruments - Asset position	0.0	0.0	0.0
Derivative instruments - Liability position	0.0	0.0
Total recurring fair value measurements	0.0	0.0	0.0
Carrying Value [Member]
Recurring fair value measurements
Cash and cash equivalents	2.9	1.0	12.0
Restricted cash		0.2	2.4
Derivative instruments - Asset position	0.2	2.7	6.2
Derivative instruments - Liability position	18.6	27.3
Total recurring fair value measurements	$ (15.5)	$ (23.4)	$ 20.6